united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 2/29/20

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EHS PORTFOLIO
February 29, 2020

Shares		Value
	COMMON STOCK - 0.8%
	BIOTECHNOLOGY - 0.8%
3,729	Pacific Biosciences of California, Inc. *
	TOTAL COMMON STOCK (Cost - $26,327)	$12,679

	EXCHANGE TRADED FUNDS - 62.3%
	BOND FUND - 0.0%
8	VanEck Vectors Emerging Markets High Yield Bond ETF	189

	EQUITY FUNDS - 23.1%
252	AdvisorShares STAR Global Buy-Write ETF	8,047
564	Invesco S&P 500 Equal Weight ETF	58,357
538	Invesco S&P 500 Pure Value ETF	30,478
770	iShares Micro-Cap ETF	67,991
75	iShares Russell 1000 ETF	12,317
259	iShares Russell 1000 Growth ETF	43,504
46	iShares Russell 1000 Value ETF	5,573
163	iShares Russell 2000 ETF	23,852
239	iShares Russell 2000 Growth ETF	47,090
17	iShares Russell 2000 Value ETF	1,872
425	iShares Russell Mid-Cap Growth ETF	60,911
21	iShares Russell Mid-Cap Value ETF	1,760
113	iShares S&P/TSX SmallCap Index ETF	1,125
		362,877
	INTERNATIONAL FUNDS - 21.0%
180	Columbia India Consumer ETF	7,059
121	Global X MSCI Nigeria ETF	1,391
215	iShares China Large-Cap ETF	8,742
920	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	7,072
491	iShares Edge MSCI International Momentum Factor ETF	14,386
198	iShares Latin America 40 ETF	5,540
141	iShares MSCI Brazil ETF	5,409
279	iShares MSCI China Small-Cap ETF	11,012
579	iShares MSCI EAFE ETF	36,037
578	iShares MSCI Frontier 100 ETF	15,878
113	iShares MSCI Germany Small-Cap ETF	6,117
500	iShares MSCI India Small-Cap ETF	17,670
122	iShares MSCI Indonesia ETF	2,638
70	iShares MSCI Ireland ETF	2,843
297	iShares MSCI Japan ETF	15,729
37	iShares MSCI Japan Small-Cap ETF	2,325
55	iShares MSCI Philippines ETF	1,607
17	iShares MSCI South Africa ETF	685
33	iShares MSCI South Korea ETF	1,814
77	iShares MSCI Taiwan ETF	2,881
18	iShares MSCI Thailand ETF	1,265
279	iShares MSCI United Kingdom Small-Cap ETF	10,580
55	SPDR EURO STOXX 50 ETF	1,978
199	SPDR S&P Emerging Asia Pacific ETF	19,112
469	VanEck Vectors Africa Index ETF	8,221
327	VanEck Vectors Brazil Small-Cap ETF	7,547
381	VanEck Vectors ChinaAMC SME-Ch	11,971
14	VanEck Vectors India Small-Cap Index ETF	428
33	VanEck Vectors Israel ETF	1,103
183	VanEck Vectors Russia ETF	3,911
92	VanEck Vectors Russia Small-Cap ETF	3,120
423	Vanguard FTSE Emerging Markets ETF	17,140
449	Vanguard Total World Stock ETF	33,212
95	WisdomTree Emerging Markets SmallCap Dividend Fund	3,960
74	WisdomTree Europe SmallCap Dividend Fund	4,213
241	WisdomTree Japan Hedged SmallCap Equity Fund	8,562
212	WisdomTree Middle East Dividend Fund	3,812
445	Xtrackers Harvest CSI 300 China A-Shares ETF	12,714
108	Xtrackers Harvest CSI 500 China A-Shares ETF	3,060
227	Xtrackers MSCI All China Equity ETF	7,582
		330,326
	PREFERRED FUND - 1.6%
1,360	Invesco Financial Preferred ETF	24,834

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 62.3% (Continued)
	SECTOR FUNDS - 16.6%
162	Alerian MLP ETF	$1,080
547	AlphaClone Alternative Alpha ETF	29,744
84	Consumer Discretionary Select Sector SPDR Fund	9,730
6	Energy Select Sector SPDR Fund	272
111	First Trust Dow Jones Internet Index Fund *	15,251
701	First Trust Financial AlphaDEX Fund	20,609
357	Global X MSCI China Consumer Discretionary ETF	6,358
20	Invesco DB Agriculture Fund	305
231	Invesco DWA Healthcare Momentum ETF *	21,012
1	Invesco S&P SmallCap Energy ETF	5
5	Invesco S&P SmallCap Utilities & Communication Services ETF	253
9	Invesco Water Resources ETF	321
68	iShares Core S&P/TSX Capped Composite Index ETF	1,318
113	iShares Expanded Tech-Software Sector ETF	26,507
19	iShares Global Timber & Forestry ETF	1,091
248	iShares Nasdaq Biotechnology ETF	28,242
71	iShares Silver Trust *	1,103
24	iShares STOXX Europe 600 Utilities UCITS ETF DE	984
6	iShares U.S. Consumer Services ETF	1,250
14	iShares U.S. Financial Services ETF	1,854
18	iShares U.S. Healthcare Providers ETF	3,230
12	iShares U.S. Medical Devices ETF	2,898
122	iShares US Pharmaceuticals ETF	17,649
182	KraneShares CSI China Internet ETF	8,894
37	Materials Select Sector SPDR Fund	1,951
10	ProShares Short VIX Short-Term Futures ETF *	507
693	SPDR Bloomberg Barclays Convertible Securities ETF	38,226
2	SPDR Gold Shares *	297
215	SPDR S&P Regional Banking ETF	10,215
30	VanEck Vectors Junior Gold Miners ETF	1,081
18	VanEck Vectors Low Carbon Energy ETF *	1,349
5	VanEck Vectors Rare Earth/Strategic Metals ETF	55
41	VanEck Vectors Semiconductor ETF	5,411
352	VanEck Vectors Unconventional Oil & Gas ETF	2,791
		261,843

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,075,164)	980,069

	EXCHANGE TRADED NOTES - 0.1%
	COMMODITIES - 0.1%
31	iPath Bloomberg Commodity Index Total Return ETN * (Cost - $421)	707

	OPEN ENDED FUNDS - 32.3%
	BOND FUNDS - 32.3%
5,368	American Beacon Sound Point Floating Rate Income - Class Y	51,106
43,864	James Alpha Structured Credit Value Portfolio - Class S ^	457,060
	TOTAL OPEN ENDED FUNDS (Cost - $508,977)	508,166

	SHORT-TERM INVESTMENTS - 4.5%
70,794	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^^ (Cost - $70,794)	70,794

	TOTAL INVESTMENTS - 100.0% (Cost - $1,681,683)	$1,572,415

	OTHER ASSETS LESS LIABILITIES - 0.0%	397

	NET ASSETS - 100.0%	$1,572,812

ETF - Exchange Traded Fund

ETF - Exchange Traded Note

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
February 29, 2020

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Euro	3/25/2020	BNY	25,542	$28,096	$466
Japanese Yen	3/25/2020	BNY	247,287	2,295	62
Mexican Peso	3/25/2020	BNY	68,532	3,449	(217)
				$33,840	$311

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	3/25/2020	BNY	(9,103)	$(5,872)	$204
British Pound	3/25/2020	BNY	(32,851)	(41,988)	579
Canadian Dollar	3/25/2020	BNY	(4,943)	(3,682)	46
				$(51,542)	$829

Total Unrealized Appreciation On Forward Currency Contracts					$1,140

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 41.6%
	BONDS - 23.7%
13,490	High Yield ETF	$436,132
20,888	Invesco Global Short Term High Yield Bond ETF	469,424
330	Invesco Senior Loan ETF	7,257
138	iShares Barclays USD Asia High Yield Bond Index ETF	1,445
1,010	iShares JP Morgan USD Emerging Markets Bond ETF	115,261
4,030	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	247,332
15,683	VanEck Vectors Emerging Markets High Yield Bond ETF	370,746
45	VanEck Vectors Fallen Angel High Yield Bond ETF	1,326
		1,648,923
	EQUITY FUNDS - 1.2%
529	iShares Micro-Cap ETF	46,711
134	iShares Russell 2000 ETF	19,608
12	iShares Russell 2000 Value ETF	1,321
190	iShares Russell Mid-Cap Value ETF	15,928
		83,568
	INTERNATIONAL FUNDS - 4.4%
74	iShares China Large-Cap ETF	3,009
161	iShares MSCI Brazil ETF	6,176
99	iShares MSCI Canada ETF	2,731
96	iShares MSCI Emerging Markets ETF	3,890
731	iShares MSCI United Kingdom ETF	21,418
1,601	iShares MSCI United Kingdom Small-Cap ETF	60,710
37	VanEck Vectors Brazil Small-Cap ETF	854
1,809	VanEck Vectors Russia ETF	38,658
1,104	VanEck Vectors Russia Small-Cap ETF	37,442
435	Vanguard Total World Stock ETF	32,177
2,270	WisdomTree Japan Hedged SmallCap Equity Fund	80,645
438	Xtrackers Harvest CSI 300 China A-Shares ETF	12,514
114	Xtrackers Harvest CSI 500 China A-Shares ETF	3,230
		303,454
	PREFERRED FUND - 0.0%
191	Invesco Financial Preferred ETF	3,488

	SECTOR FUNDS - 12.3%
327	Alerian Energy Infrastructure ETF	5,716
107	AlphaClone Alternative Alpha ETF	5,818
234	Consumer Discretionary Select Sector SPDR Fund	27,104
79	First Trust Financial AlphaDEX Fund	2,323
1,148	Global X MSCI China Consumer Discretionary ETF	20,446
9,513	Global X Uranium ETF	92,276
804	Invesco DWA Energy Momentum ETF	15,783
370	Invesco KBW Property & Casualty ETF	23,802
8,380	Invesco S&P SmallCap Energy ETF	39,218
13,101	IQ Merger Arbitrage ETF *	431,809
7	IQ US Real Estate Small Cap ETF	167
226	iShares 7-10 Year Treasury Bond ETF	26,501
18	iShares CMBS ETF	980
340	iShares Commodities Select Strategy ETF	9,496
81	iShares STOXX Europe 600 Insurance UCITS ETF DE	2,535
111	KraneShares CSI China Internet ETF	5,425
414	ProShares Merger ETF	15,972
161	SPDR Blackstone / GSO Senior Loan ETF	7,314
348	SPDR Doubleline Total Return Tactical ETF	17,435
2	SPDR Dow Jones Global Real Estate ETF	95
59	SPDR S&P Insurance ETF	1,873
385	SPDR S&P Regional Banking ETF	18,291
1,584	SPDR S&P Retail ETF	63,803
243	Vanguard Real Estate ETF	21,221
		855,403

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,133,120)	2,894,836

	EXCHANGE TRADED NOTE - 0.0%
	BONDS - 0.0%
275	iPath US Treasury 10-year Bear ETN *	1,350
	TOTAL EXCHANGE TRADED NOTE (Cost - $2,967)	1,350

	OPEN ENDED FUNDS - 51.4%
	BOND FUND - 14.1%
94,231	James Alpha Structured Credit Value Portfolio - Class S ^	981,892

	EVENT DRIVEN FUNDS - 37.3%
107,175	Kellner Merger Fund - Institutional Class	1,155,347
83,524	Merger Fund - Investor Class	1,435,784
		2,591,131

	TOTAL OPEN ENDED FUNDS (Cost - $3,552,421)	3,573,023

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
February 29, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 3.1%
216,279	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^^ (Cost - $216,279)	216,279

	TOTAL INVESTMENTS - 96.1% (Cost - $6,904,787)	$6,685,488

	OTHER ASSETS LESS LIABILITIES - 3.9%	270,893

	NET ASSETS - 100.0%	$6,956,381

ETF - Exchange Traded Fund

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

OPEN RETURN SWAPS - (1.1)%

Notional				Expiration	Pay/Receive		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	Depreciation
159,725	MSCI AC World Daily Total Return	136	Goldman Sachs	6/24/2020	Pay	1.9348	(13,880)
135,865	MSCI AC World Daily Total Return	116	Goldman Sachs	6/24/2020	Pay	1.9348	(11,807)
98,385	MSCI AC World Daily Total Return	84	Goldman Sachs	6/24/2020	Pay	1.9348	(8,550)
147,474	MSCI AC World Daily Total Return	122	Goldman Sachs	6/24/2020	Pay	1.6828	(16,441)
81,674	Russell 2000 Total Return Index	10	Goldman Sachs	6/24/2020	Pay	1.6619	—
212,351	Russell 2000 Total Return Index	26	Goldman Sachs	6/24/2020	Pay	1.6619	—
212,351	Russell 2000 Total Return Index	37	Goldman Sachs	6/24/2020	Pay	1.6394	—
144,122	S&P 500 Total Return Index	22	Goldman Sachs	6/22/2020	Pay	1.7511	—
							$(50,678)

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

Notional				Expiration	Pay/Receive		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	Depreciation
2,623,218	Goldman Sachs HY Synthetic Corporate 5Y Total Return	15,313	Goldman Sachs	2/4/2021	Pay	1.7771	$(28,647)
							$(28,647)

#	Variable rate is Libor plus 0.11% - 0.32%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
February 29, 2020

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	3/25/2020	BNY	1,345,479	12,489	336
				$12,489	$336

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	3/25/2020	BNY	(37,747)	$(24,351)	$846
British Pound	3/25/2020	BNY	(96,263)	(123,036)	1,698
Canadian Dollar	3/25/2020	BNY	(92,041)	(68,568)	860
Euro	3/25/2020	BNY	(404,683)	(445,150)	(7,389)
Mexican Peso	3/25/2020	BNY	(89,153)	(4,487)	283
				$(665,592)	$(3,702)

Total Unrealized Depreciation On Forward Currency Contracts					$(3,366)

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 89.9%
	BONDS - 23.4%
11,476	Invesco Global Short Term High Yield Bond ETF	$257,905
722	iShares 7-10 Year Treasury Bond ETF	84,662
326	iShares Core U.S. Aggregate Bond ETF	37,888
49	iShares JP Morgan USD Emerging Markets Bond ETF	5,592
4,971	PIMCO Active Bond Exchange-Traded Fund	553,471
2,606	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	265,656
583	SPDR Blackstone / GSO Senior Loan ETF	26,486
2	SPDR Bloomberg Barclays High Yield Bond ETF	214
4,570	Vanguard Total Bond Market ETF	396,493
1,191	Vanguard Total International Bond ETF	69,066
		1,697,433
	EQUITY FUNDS - 32.8%
6,616	First Trust Dow Jones Select Microcap Index Fund	285,355
2,286	Invesco FTSE RAFI US 1000 ETF	256,626
5,096	Invesco S&P 500 Equal Weight ETF	527,283
1,539	iShares Edge MSCI Min Vol USA ETF	94,294
1,544	iShares Edge MSCI USA Momentum Factor ETF	186,670
5,879	iShares Edge MSCI USA Quality Factor ETF	540,574
514	iShares Micro-Cap ETF	45,386
719	SPDR S&P 500 ETF Trust	213,011
1,509	SPDR S&P 600 Small CapETF	95,052
1,120	Vanguard Russell 2000 ETF	132,384
		2,376,635
	INTERNATIONAL FUNDS - 25.7%
34,233	Invesco Global Listed Private Equity ETF	394,706
4,953	iShares Edge MSCI Min Vol Emerging Markets ETF	264,292
5,999	iShares Edge MSCI Min Vol Global ETF	540,930
5,403	SPDR S&P International Small Cap ETF	146,908
31	Vanguard FTSE All World ex-US Small-Cap ETF	3,056
2,440	Vanguard FTSE All-World ex-US ETF	118,316
2,386	Vanguard FTSE Emerging Markets ETF	96,681
2	Vanguard Total International Stock ETF	101
2,339	Vanguard Total World Stock ETF	173,016
2,118	WisdomTree International SmallCap Dividend Fund	129,410
		1,867,416
	SECTOR FUNDS - 8.0%
192	FlexShares Quality Dividend Index Fund	8,196
918	Invesco DWA Momentum ETF	56,439
1,441	iShares U.S. Real Estate ETF	125,943
1,193	SPDR Dow Jones International Real Estate ETF	42,697
3,040	VanEck Vectors Natural Resource ETF	93,702
764	Vanguard Real Estate ETF	66,720
1,233	Vanguard Total Stock Market ETF	185,492
		579,189

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,591,474)	6,520,673

	EXCHANGE TRADED NOTES - 1.1%
	COMMODITIES - 1.1%
4,130	iPath Bloomberg Commodity Index Total Return ETN * (Cost - $88,916)	81,320

	OPEN ENDED FUNDS - 5.2%
	SECTOR FUNDS - 5.2%
32,837	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $410,184)	379,727

	SHORT-TERM INVESTMENTS - 4.0%
291,629	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $291,629)	291,629

	TOTAL INVESTMENTS - 100.2% (Cost - $7,382,203)	$7,273,349

	LIABILITIES LESS OTHER ASSETS - (0.2)%	(17,793)

	NET ASSETS - 100.0%	$7,255,556

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 37.9%
	BONDS - 25.1%
6,274	High Yield ETF	$202,838
12,261	Highland/iBoxx Senior Loan ETF	208,069
8,763	Invesco Global Short Term High Yield Bond ETF	196,934
8,827	Invesco Senior Loan ETF	194,106
84	iShares 20+ Year Treasury Bond ETF	13,046
136	iShares 7-10 Year Treasury Bond ETF	15,947
12,799	iShares Barclays USD Asia High Yield Bond Index ETF	134,006
11	iShares Core U.S. Aggregate Bond ETF	1,278
82	iShares JP Morgan USD Emerging Markets Bond ETF	9,358
622	iShares National Muni Bond ETF	72,594
958	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	97,659
2,416	SPDR Blackstone / GSO Senior Loan ETF	109,759
353	SPDR Doubleline Total Return Tactical ETF	17,685
2,065	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	125,407
10,030	VanEck Vectors Emerging Markets High Yield Bond ETF	237,109
59	VanEck Vectors International High Yield Bond ETF	1,452
81	Vanguard Mortgage-Backed Securities ETF	4,365
		1,641,612
	EQUITY FUNDS - 4.5%
2,383	AdvisorShares STAR Global Buy-Write ETF	76,093
905	First Trust BICK Index Fund	22,516
9,930	Invesco S&P 500 BuyWrite ETF	195,720
		294,329
	INTERNATIONAL FUNDS - 0.3%
335	First Trust Emerging Markets AlphaDEX Fund	7,789
126	iShares Latin America 40 ETF	3,525
140	VanEck Vectors Brazil Small-Cap ETF	3,231
294	Xtrackers Harvest CSI 500 China A-Shares ETF	8,329
		22,874
	PREFERRED FUNDS - 0.3%
569	Invesco Variable Rate Preferred ETF	13,952
255	iShares Preferred & Income Securities ETF	9,257
		23,209
	SECTOR FUNDS - 7.7%
1,947	Alerian Energy Infrastructure ETF	34,034
11,705	Alerian MLP ETF	78,072
589	Energy Select Sector SPDR Fund	26,664
872	Invesco KBW Property & Casualty ETF	56,096
330	iShares Mortgage Real Estate ETF	13,939
1,500	iShares S&P GSCI Commodity Indexed Trust *	20,040
282	iShares STOXX Europe 600 Insurance UCITS ETF DE	8,825
3,872	SPDR Bloomberg Barclays Convertible Securities ETF	213,580
33	SPDR Gold Shares *	4,897
384	SPDR S&P Insurance ETF	12,192
1,270	VanEck Vectors Mortgage REIT Income ETF	28,740
41	Vanguard Real Estate ETF	3,581
		500,660

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,640,253)	2,482,684

	OPEN ENDED FUNDS - 55.0%
	BOND FUNDS - 51.5%
22,184	American Beacon Sound Point Floating Rate Income - Class Y	211,195
303,086	James Alpha Structured Credit Value Portfolio - Class S ^	3,158,157
		3,369,352
	EVENT DRIVEN FUND - 3.5%
21,134	Kellner Merger Fund - Institutional Class	227,828

	TOTAL OPEN ENDED FUNDS (Cost - $3,541,722)	3,597,180

	SHORT-TERM INVESTMENTS - 2.9%
187,268	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^^ (Cost - $187,268)	187,268

	TOTAL INVESTMENTS - 95.8% (Cost - $6,369,243)	$6,267,132

	OTHER ASSETS LESS LIABILITIES - 4.2%	277,702

	NET ASSETS - 100.0%	$6,544,834

ETF - Exchange Traded Fund

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
February 29, 2020

	OPEN RETURN SWAPS - (0.1)%

							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
36,412	MSCI AC World Daily Total Return Gross Index	30	Goldman Sachs	2/25/2021	Pay	1.6268	$—
91,714	S&P 500 Total Return Index	14	Goldman Sachs	6/22/2020	Pay	1.7511	—
							$—

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
2,744,960	Goldman Sachs HY Synthetic Corporate 5Y Total Return	16,024	Goldman Sachs	2/4/2021	Pay	1.7771	(29,977)
							$(29,977)

#	Variable rate is Libor plus 0.11% - 0.32%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
February 29, 2020

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	3/25/2020	BNY	1,370,799	12,724	$343

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Depreciation
To Sell:
Euro	3/25/2020	BNY	(46,529)	$(51,182)	$(850)

Total Unrealized Depreciation On Forward Currency Contracts					$(507)

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 65.8%
	BONDS - 24.3%
97	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *	$3,659
5,473	High Yield ETF	176,942
11,679	Highland/iBoxx Senior Loan ETF	198,193
14,463	Invesco Global Short Term High Yield Bond ETF	325,033
585	Invesco Senior Loan ETF	12,864
412	iShares 7-10 Year Treasury Bond ETF	48,311
9,406	iShares Barclays USD Asia High Yield Bond Index ETF	98,481
450	iShares Core U.S. Aggregate Bond ETF	52,299
192	iShares Floating Rate Bond ETF	9,782
2,351	iShares iBoxx High Yield Corporate Bond ETF	202,280
931	iShares JP Morgan USD Emerging Markets Bond ETF	106,246
3,021	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	307,961
27	ProShares Merger ETF	1,042
3,923	SPDR Blackstone / GSO Senior Loan ETF	178,222
1,351	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	82,914
2,101	SPDR Bloomberg Barclays High Yield Bond ETF	224,744
864	SPDR Doubleline Total Return Tactical ETF	43,286
927	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	56,297
7,022	VanEck Vectors Emerging Markets High Yield Bond ETF	166,000
1,441	VanEck Vectors International High Yield Bond ETF	35,463
187	Vanguard Total Bond Market ETF	16,224
3,860	Vanguard Total International Bond ETF	223,841
151	WisdomTree Emerging Markets Local Debt Fund	5,147
1,526	WisdomTree Interest Rate Hedged High Yield Bond Fund	34,259
		2,609,490
	EQUITY FUNDS - 13.6%
1,167	AdvisorShares STAR Global Buy-Write ETF	37,264
143	Global X S&P 500 Covered Call ETF	6,562
2,553	Invesco S&P 500 BuyWrite ETF	50,320
3,029	Invesco S&P 500 Equal Weight ETF	313,411
1,794	Invesco S&P 500 Pure Value ETF	101,630
2,976	iShares Micro-Cap ETF	262,781
224	iShares Russell 1000 ETF	36,787
828	iShares Russell 1000 Growth ETF	139,079
151	iShares Russell 1000 Value ETF	18,294
824	iShares Russell 2000 ETF	120,576
762	iShares Russell 2000 Growth ETF	150,137
76	iShares Russell 2000 Value ETF	8,368
1,438	iShares Russell Mid-Cap Growth ETF	206,094
83	iShares Russell Mid-Cap Value ETF	6,958
25	iShares S&P Mid-Cap 400 Growth ETF	5,391
		1,463,652
	INTERNATIONAL FUNDS - 11.7%
601	Columbia India Consumer ETF	23,571
59	Global X MSCI Argentina ETF	1,353
1,190	Global X MSCI China Consumer Discretionary ETF	21,194
404	Global X MSCI Nigeria ETF	4,645
135	Global X MSCI Norway ETF	1,427
735	iShares China Large-Cap ETF	29,885
8	iShares Currency Hedged MSCI EAFE ETF	223
3,071	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	23,608
1,637	iShares Edge MSCI International Momentum Factor ETF	47,964
261	iShares EURO STOXX Mid UCITS ETF	16,270
715	iShares Latin America 40 ETF	20,006
701	iShares Morningstar Multi-Asset Income ETF	17,287
684	iShares MSCI All Country Asia ex Japan ETF	46,745
198	iShares MSCI Australia ETF	3,984
562	iShares MSCI Brazil ETF	21,558
15	iShares MSCI Canada ETF	414
959	iShares MSCI China Small-Cap ETF	37,852
2,285	iShares MSCI EAFE ETF	142,218
229	iShares MSCI Emerging Markets ETF	9,279
1,946	iShares MSCI Frontier 100 ETF	53,457
378	iShares MSCI Germany Small-Cap ETF	20,461
1,670	iShares MSCI India Small-Cap ETF	59,018
406	iShares MSCI Indonesia ETF	8,778
233	iShares MSCI Ireland ETF	9,465
1,324	iShares MSCI Japan ETF	70,119
383	iShares MSCI Japan Small-Cap ETF	24,063
182	iShares MSCI Philippines ETF	5,318

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 65.8% (Continued)
	INTERNATIONAL FUNDS - 11.7% (Continued)
56	iShares MSCI South Africa ETF	$2,256
110	iShares MSCI South Korea ETF	6,046
254	iShares MSCI Taiwan ETF	9,505
49	iShares MSCI Thailand ETF	3,445
126	iShares MSCI United Kingdom ETF	3,692
1,205	iShares MSCI United Kingdom Small-Cap ETF	45,694
585	SPDR EURO STOXX 50 ETF	21,042
663	SPDR S&P Emerging Asia Pacific ETF	63,674
1,566	VanEck Vectors Africa Index ETF	27,452
1,157	VanEck Vectors Brazil Small-Cap ETF	26,704
1,484	VanEck Vectors ChinaAMC SME-Ch	46,627
69	VanEck Vectors India Small-Cap Index ETF	2,111
109	VanEck Vectors Israel ETF	3,642
921	VanEck Vectors Russia ETF	19,682
497	VanEck Vectors Russia Small-Cap ETF	16,856
1,747	Vanguard FTSE Emerging Markets ETF	70,788
155	WBI BullBear Rising Income 3000 ETF	4,035
319	WisdomTree Emerging Markets SmallCap Dividend Fund	13,296
272	WisdomTree Europe SmallCap Dividend Fund	15,485
14	WisdomTree International SmallCap Dividend Fund	855
912	WisdomTree Japan Hedged SmallCap Equity Fund	32,400
708	WisdomTree Middle East Dividend Fund	12,729
1,588	Xtrackers Harvest CSI 300 China A-Shares ETF	45,369
417	Xtrackers Harvest CSI 500 China A-Shares ETF	11,814
781	Xtrackers MSCI All China Equity ETF	26,086
		1,251,447
	PREFERRED FUNDS - 1.5%
1,902	Global X SuperIncome Preferred ETF	21,455
4,631	Invesco Financial Preferred ETF	84,562
211	Invesco Variable Rate Preferred ETF	5,174
1,261	iShares Preferred & Income Securities ETF	45,774
		156,965
	SECTOR FUNDS - 14.7%
5,347	Alerian MLP ETF	35,664
1,839	AlphaClone Alternative Alpha ETF	99,998
803	CI First Asset Active Utility & Infrastructure ETF	7,364
321	Consumer Discretionary Select Sector SPDR Fund	37,181
919	Core Alternative ETF	25,093
342	Energy Select Sector SPDR Fund	15,482
157	ETFMG Alternative Harvest ETF	2,184
371	First Trust Dow Jones Internet Index Fund *	50,975
2,542	First Trust Financial AlphaDEX Fund	74,735
1,696	Global X Uranium ETF	16,451
110	Invesco DB Agriculture Fund	1,678
376	Invesco DB US Dollar Index Bullish Fund	9,975
13	Invesco DWA Energy Momentum ETF	255
771	Invesco DWA Healthcare Momentum ETF *	70,130
501	Invesco KBW Property & Casualty ETF	32,229
32	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	453
744	Invesco S&P SmallCap Energy ETF	3,482
1	Invesco S&P SmallCap Health Care ETF*	120
27	Invesco S&P SmallCap Information Technology ETF	2,278
14	Invesco S&P SmallCap Utilities & Communication Services ETF	708
24	Invesco Water Resources ETF	857
2,491	IQ Merger Arbitrage ETF *	82,103
9	IQ US Real Estate Small Cap ETF	214
13	iShares Commodities Select Strategy ETF	363
228	iShares Core S&P/TSX Capped Composite Index ETF	4,418
375	iShares Expanded Tech-Software Sector ETF	87,968
238	iShares Global Clean Energy ETF	2,989
49	iShares Global Timber & Forestry ETF	2,814
2	iShares MBS ETF	219
123	iShares Mortgage Real Estate ETF	5,196
821	iShares Nasdaq Biotechnology ETF	93,495
219	iShares National Muni Bond ETF	25,559
1,473	iShares S&P GSCI Commodity Indexed Trust *	19,679
2,580	iShares S&P/TSX Capped Materials Index ETF	25,582
130	iShares S&P/TSX Global Gold Index ETF	1,502
378	iShares S&P/TSX SmallCap Index ETF	3,762
256	iShares Silver Trust *	3,976

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 65.8% (Continued)
	SECTOR FUNDS - 14.7% (Continued)
180	iShares STOXX Europe 600 Banks UCITS ETF DE	$2,446
309	iShares STOXX Europe 600 Basic Resources UCITS ETF DE	12,779
140	iShares STOXX Europe 600 Insurance UCITS ETF DE	4,381
59	iShares STOXX Europe 600 Utilities UCITS ETF DE	2,420
22	iShares U.S. Consumer Services ETF	4,585
46	iShares U.S. Financial Services ETF	6,091
61	iShares U.S. Healthcare Providers ETF	10,946
39	iShares U.S. Medical Devices ETF	9,419
406	iShares US Pharmaceuticals ETF	58,732
686	KraneShares CSI China Internet ETF	33,525
125	Materials Select Sector SPDR Fund	6,590
36	ProShares Short VIX Short-Term Futures ETF *	1,827
3,438	SPDR Bloomberg Barclays Convertible Securities ETF	189,640
1	SPDR Dow Jones Global Real Estate ETF	47
377	SPDR Gold Shares *	55,939
185	SPDR S&P Insurance ETF	5,874
777	SPDR S&P Regional Banking ETF	36,915
126	SPDR S&P Retail ETF	5,075
475	United States Natural Gas Fund LP *	6,223
79	VanEck Vectors Junior Gold Miners ETF	2,848
61	VanEck Vectors Low Carbon Energy ETF *	4,571
472	VanEck Vectors Mortgage REIT Income ETF	10,681
6	VanEck Vectors Rare Earth/Strategic Metals ETF	66
135	VanEck Vectors Semiconductor ETF	17,816
1,174	VanEck Vectors Unconventional Oil & Gas ETF	9,308
30	Vanguard Mortgage-Backed Securities ETF	1,617
73	Vanguard Real Estate ETF	6,375
3,058	Vanguard Total World Stock ETF	226,200
		1,580,067

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,476,466)	7,061,621

	EXCHANGE TRADED NOTES - 0.1%
	BOND FUND - 0.0%
39	iPath US Treasury 10-year Bear ETN *	192

	COMMODITY FUNDS - 0.1%
160	ETRACS CMCI Total Return ETN *	2,086
60	iPath Series B Bloomberg Coffee Subindex Total Return ETN *	2,124
24	iPath Series B Bloomberg Grains Subindex Total Return ETN *	1,034
		5,244
	EQUITY FUND - 0.0%
195	iPath Series B S&P 500 VIX Short-Term Futures ETN *	4,448

	TOTAL EXCHANGE TRADED NOTES (Cost - $8,689)	9,884

	OPEN ENDED FUNDS - 28.8%
	BOND FUND - 23.3%
239,443	James Alpha Structured Credit Value Portfolio - Class S ^	2,494,993

	EVENT DRIVEN FUNDS - 3.7%
21,684	Kellner Merger Fund - Institutional Class	233,758
9,756	Merger Fund - Investor Class	167,699
		401,457
	MANAGED FUTURES FUNDS - 1.8%
10,500	Altegris Futures Evolution Strategy Fund - Class I	95,551
11,879	AQR Managed Futures Strategy Fund - Class I *	96,698
		192,249
	TOTAL OPEN ENDED FUNDS (Cost - $3,065,922)	3,088,699

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
262,898	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^^ (Cost - $262,898)	262,898

	TOTAL INVESTMENTS - 97.1% (Cost - $10,813,975)	$10,423,102

	OTHER ASSETS LESS LIABILITES - 2.9%	309,912

	NET ASSETS - 100.0%	$10,733,014

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Non-income producing securities.

^	Affliliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 29, 2020

Unrealized Gain
TOTAL RETURN SWAP - 0.5%
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 10,137, with a receivable rate of 1.88% The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)	$49,327
$49,327

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Long Future Contracts	Counterparty	February 29, 2020	Expiration	(Depreciation)	Gain/Loss
6	2 year Euro-Schatz Future	Deutsche Bank	713,105	3/6/2020	$(245)	(0.50)%
1	2 year US Treasury Notes Future	Deutsche Bank	281,549	6/30/2020	3,050	6.18%
3	3 month Euro (EURIBOR)	Deutsche Bank	654,127	3/15/2021	1,528	3.10%
1	3 month Euro (EURIBOR)	Deutsche Bank	298,928	6/14/2021	255	0.52%
3	3 month Euro (EURIBOR)	Deutsche Bank	735,188	9/13/2021	94	0.19%
2	3 month Euro (EURIBOR)	Deutsche Bank	426,125	12/13/2021	300	0.61%
9	3 month Euro (EURIBOR)	Deutsche Bank	2,356,533	6/13/2022	1,171	2.37%
4	3 month Sterling	Deutsche Bank	472,657	9/16/2020	1,251	2.54%
11	3 month Sterling	Deutsche Bank	1,311,999	12/16/2020	3,975	8.06%
2	3 month Sterling	Deutsche Bank	220,580	3/17/2021	616	1.25%
2	3 month Sterling	Deutsche Bank	309,166	9/15/2021	429	0.87%
13	3 month Sterling	Deutsche Bank	1,672,759	12/15/2021	2,168	4.40%
3	3 month Sterling	Deutsche Bank	373,200	12/21/2022	559	1.13%
7	3 year Australian Treasury Bond Future	Deutsche Bank	857,387	3/16/2020	2,399	4.86%
3	10 year Canadian Govt Bond Future	Deutsche Bank	389,244	6/19/2020	3,703	7.51%
5	10 year Italian Bond Future	Deutsche Bank	792,904	3/6/2020	4,312	8.74%
6	10 year US Treasury Notes Future	Deutsche Bank	785,817	6/19/2020	11,768	23.86%
2	30 year US Treasury Bonds Future	Deutsche Bank	325,109	6/19/2020	9,574	19.41%
2	90 Day Bank Accepted Bill Future	Deutsche Bank	442,834	6/11/2020	(1,472)	(2.98)%
4	90 Day Bank Accepted Bill Future	Deutsche Bank	963,159	9/10/2020	(1,097)	(2.22)%
6	90 Day Bank Accepted Bill Future	Deutsche Bank	1,493,631	12/10/2020	2,921	5.92%
22	Brent Crude Monthly Future	Deutsche Bank	1,075,008	3/31/2020	(48,102)	(97.52)%
2	E-Mini Nasdaq-100	Deutsche Bank	284,579	3/20/2020	(44,643)	(90.50)%
3	E-Mini S&P 500	Deutsche Bank	417,852	3/20/2020	(45,455)	(92.15)%
5	Euro-BOBL Future	Deutsche Bank	643,413	3/6/2020	1,131	2.29%
3	Euro-BUND Future	Deutsche Bank	507,711	3/6/2020	9,386	19.03%
4	Eurodollar	Deutsche Bank	1,095,247	12/14/2020	5,397	10.94%
3	Eurodollar	Deutsche Bank	778,695	3/15/2021	12,503	25.35%
9	Eurodollar	Deutsche Bank	2,245,849	12/13/2021	7,447	15.10%
5	Eurodollar	Deutsche Bank	1,232,613	6/13/2022	2,377	4.82%
3	Eurodollar	Deutsche Bank	684,434	9/19/2022	58	0.12%
3	Eurodollar	Deutsche Bank	742,765	12/19/2022	3,115	6.31%
2	Euro-OAT Futures	Deutsche Bank	300,708	3/6/2020	4,611	9.35%
5	Gold Future	Deutsche Bank	834,405	4/28/2020	4,192	8.50%
12	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	527,321	3/20/2020	(38,640)	(78.33)%
18	Soybean Meal Future	Deutsche Bank	554,553	5/14/2020	6,205	12.58%
8	Soybeans Future	Deutsche Bank	339,866	5/14/2020	2,361	4.79%
5	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	1,135,843	12/14/2020	5,709	11.57%
					(65,089)

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Short Future Contracts	Counterparty	February 29, 2020	Expiration	(Depreciation)	Gain/Loss
(4)	AUD/USD	Deutsche Bank	289,159	3/16/2020	14,812	30.03%
(13)	Brent Crude Monthly Future	Deutsche Bank	621,280	4/30/2020	31,661	64.19%
(7)	EUR/USD	Deutsche Bank	912,359	3/16/2020	5,684	11.52%
(6)	JPY/USD	Deutsche Bank	641,013	3/16/2020	(1,717)	(3.48)%
(13)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	560,352	4/21/2020	47,984	97.28%
(18)	Soybean Meal Future	Deutsche Bank	559,804	7/14/2020	(3,097)	(6.28)%
(10)	Soybeans Future	Deutsche Bank	467,209	7/14/2020	610	1.24%
					95,937

	TOTAL FUTURES CONTRACTS				$30,848

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 29, 2020

PURCHASED CALL OPTIONS^*

						Percentage of
		Notional Value at			Unrealized	Total Return
Description	Counterparty	February 29, 2020	Expiration	Strike Price	Appreciation	Swap Unrealized
USD/EUR	Deutsche Bank	321,742	5/21/2020	1.11	3,834	7.77%
TOTAL PURCHASED OPTIONS					3,834

WRITTEN CALL OPTIONS^*

						Percentage of
		Notional Value at			Unrealized	Total Return
Description	Counterparty	February 29, 2020	Expiration	Strike Price	Depreciation	Swap Unrealized
GBP/EUR	Deutsche Bank	457,508	8/21/2020	0.91	(2,438)	(4.94)%
GBP/EUR	Deutsche Bank	634,716	11/5/2020	0.95	(2,079)	(4.21)%
GBP/EUR	Deutsche Bank	496,489	11/13/2020	0.95	(1,635)	(3.31)%
USD/EUR	Deutsche Bank	965,226	1/22/2021	1.23	(4,484)	(9.09)%
TOTAL WRITTEN OPTIONS					(10,636)

^ Option transactions are done by notional and not by contracts

All Other Investments					25,281
Total Unrealized Appreciation of Swap					$49,327

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:	AUD - Australian Dollar	GBP - United Kingdom Pound

	EUR - Euro	JPY - Japanese Yen

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 29, 2020

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Mexican Peso	3/25/2020	BNY	331,684	$16,695	$(1,053)
Swiss Franc	3/25/2020	BNY	10,480	10,845	163
					$(890)

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	3/25/2020	BNY	(44,700)	$(28,836)	$1,001
British Pound	3/25/2020	BNY	(117,421)	(150,078)	2,071
Canadian Dollar	3/25/2020	BNY	(20,153)	(15,013)	188
Euro	3/25/2020	BNY	(55,238)	(60,762)	(1,008)
Japanese Yen	3/25/2020	BNY	(4,606,680)	(42,761)	(1,151)
				$(297,450)	$1,101

Total Unrealized Appreciation On Forward Currency Contracts					$211

*	BNY- Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 29, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 74.7%
	ASSET BACKED SECURITIES - 58.1%
$68,106	ABFC 2004-OPT2 Trust (a)	1 Month LIBOR + 0.56%	2.187	10/25/2033	$65,398
48,535	AccessLex Institute (a)	3 Month LIBOR + 0.40%	2.194	10/25/2035	42,674
78,590	Adjustable Rate Mortgage Trust 2005-10 (b)		4.085	1/25/2036	74,600
82,462	Alternative Loan Trust 1998-4 (d)		6.817	8/25/2028	86,713
35,453	Alternative Loan Trust 2003-22CB		5.750	12/25/2033	36,663
24,813	Alternative Loan Trust 2004-16CB		5.500	7/25/2034	25,565
130,256	Alternative Loan Trust 2004-28CB		6.000	1/25/2035	132,135
103,967	Alternative Loan Trust 2004-J11		7.250	8/25/2032	114,452
180,546	Alternative Loan Trust 2004-J8		7.000	8/25/2034	186,370
85,385	Alternative Loan Trust 2005-14 (a)	1 Month LIBOR + 0.21%	1.837	5/25/2035	82,346
75,880	Alternative Loan Trust 2005-54CB		5.500	11/25/2035	73,020
244,968	Alternative Loan Trust 2005-6CB		5.500	4/25/2035	252,901
90,494	Alternative Loan Trust 2005-J11		5.500	11/25/2035	77,579
55,524	Alternative Loan Trust 2005-J11		6.000	10/25/2035	42,433
107,911	Alternative Loan Trust 2006-40T1		6.000	12/25/2036	55,731
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.000	11/25/2034	50,703
136,701	American Residential Home Equity Loan Trust 1998-1 (a)	1 Month LIBOR + 2.18%	3.802	5/25/2029	134,696
170,935	ARCap 2003-1 Resecuritization Trust (c)		7.110	8/20/2038	169,089
480,377	Aspen Funding I ltd.		9.060	7/10/2037	498,237
33,308	Banc of America Alternative Loan Trust 2003-8		5.500	10/25/2033	34,331
74,460	Banc of America Funding 2005-E Trust (a)	COF 11 + 1.43%	2.466	6/20/2035	58,158
20,653	Banc of America Funding 2006-D Trust (b)		4.485	5/20/2036	19,342
170,192	Banc of America Funding 2007-2 Trust		6.000	3/25/2037	38,531
29,456	Banc of America Mortgage 2002-L Trust (b)		3.249	12/25/2032	25,785
87,314	Bayview Commercial Asset Trust 2005-2 (a,c)	1 Month LIBOR + 1.15%	2.777	8/25/2035	82,813
739,461	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.34%	1.967	7/25/2037	704,778
1,801,435	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.50%	2.127	7/25/2037	1,701,310
50,000	Bayview Financial Acquisition Trust (d)		6.096	12/28/2036	51,803
916,257	BCAP LLC 2010-RR2 Trust (b,c)		5.000	12/26/2036	929,375
9,085	Bear Stearns ALT-A Trust 2004-11 (b)		3.663	11/25/2034	8,971
91,529	Bear Stearns ARM Trust 2003-5 (b)		4.658	8/25/2033	92,179
11,249	Bear Stearns ARM Trust 2003-7 (b)		4.211	10/25/2033	11,574
884,970	Bear Stearns Asset Backed Securities Trust 2003-2 (a)	1 Month LIBOR + 1.80%	3.427	3/25/2043	891,662
500,000	Bellemeade Re 2019-2 ltd.. (a,c)	1 Month LIBOR + 3.10%	4.727	4/25/2029	512,897
256,660	Cascade Funding Mortgage Trust 2019-RM3 (b,c)		4.000	6/25/2069	246,209
1,000,000	Cascade MH Asset Trust 2019-MH1 (b,c)		5.985	11/1/2044	1,021,842
859,358	CDC Mortgage Capital Trust 2004-HE1 (a)	1 Month LIBOR + 0.86%	2.482	6/25/2034	923,329
256,213	Chase Funding Loan Acquisition Trust Series 2004-AQ1 (a)	1 Month LIBOR + 2.93%	4.552	5/25/2034	268,184
70,207	Chase Funding Loan Acquisition Trust Series 2004-OPT1 (a)	1 Month LIBOR + 2.63%	4.252	6/25/2034	68,828
12,545	Chase Funding Trust Series 2002-4 (a)	1 Month LIBOR + 0.74%	2.367	10/25/2032	12,590
154,193	Chase Mortgage Finance Trust Series 2004-S2		5.500	2/25/2034	159,723
353,283	Chase Mortgage Finance Trust Series 2007-S3		6.000	5/25/2037	102,109
631,202	Chase Mortgage Finance Trust Series 2007-S3		0.000	5/25/2037	278,215
180,764	CHL Mortgage Pass-Through Trust 2002-19		6.250	11/25/2032	185,772
113,126	CHL Mortgage Pass-Through Trust 2004-HYB5 (b)		3.884	4/20/2035	108,649
112,567	CHL Mortgage Pass-Through Trust 2004-J9		5.500	1/25/2035	117,638
882,493	CHL Mortgage Pass-Through Trust 2005-J2		5.000	8/25/2035	749,441
165,010	CHL Mortgage Pass-Through Trust 2006-J1		6.000	2/25/2036	121,826
54,313	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7		5.000	10/25/2020	54,700
168,196	Citicorp Mortgage Securities Trust Series 2007-2		0.000	2/25/2037	119,740
121,131	Citigroup Global Markets Mortgage Securities VII, inc. (b)		6.055	7/25/2024	54,482
20,261	Citigroup Global Markets Mortgage Securities VII, inc. (b)		4.664	9/25/2032	18,125
85,134	Citigroup Mortgage Loan Trust, inc.		6.750	8/25/2034	93,478
106,035	CitiMortgage Alternative Loan Trust Series 2007-A6		6.000	6/25/2037	106,419
591,155	Credit Suisse First Boston Mortgage Securities Corp. (b)		7.191	1/25/2032	590,583
146,457	Credit Suisse First Boston Mortgage Securities Corp.		5.500	6/25/2033	152,138
494,939	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	512,362
164,980	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	170,858
186,769	Credit Suisse First Boston Mortgage Securities Corp. (a)	1 Month LIBOR + 0.65%	2.277	9/25/2035	144,248
11,288	Credit-Based Asset Servicing & Securitization LLC (d)		5.062	9/25/2032	12,024
258,708	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4		6.000	8/25/2034	273,369
34,185	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.250	11/25/2020	26,178
68,610	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3		5.750	7/25/2035	72,169
29,596	CSFB Mortgage-Backed Trust Series 2004-7		5.250	11/25/2034	29,769
323,119	CSMC Trust 2007-5R		6.500	7/26/2036	148,663
1,000,000	Deerpath Capital CLO 2018-1 ltd. (a,c)	3 Month LIBOR + 3.50%	5.331	1/15/2031	995,557
204,590	Delta Funding Home Equity Loan Trust 1999-3 (d)		8.061	9/15/2029	209,318
46,778	Deutsche Mortgage Sec, inc. Mort Loan Tr Ser 2004-1		5.500	9/25/2033	48,234
5,629	DLJ Mortgage Acceptance Corp.		6.750	1/25/2024	4,637
295,000	EdL, inc. Student Loan Funding Trust 2012-1 (a,c)	1 Month LIBOR + 4.24%	5.867	11/26/2040	346,848
500,000	Ellington Clo III ltd. (a,c)	3 Month LIBOR + 3.74%	5.559	7/20/2030	468,500

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 29, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 74.7% (Continued)
	ASSET BACKED SECURITIES - 58.1% (Continued)
$119,166	Finance of America Structured Securities Trust 2019-HB1 (b,c)		3.278	4/25/2029	$118,570
408,391	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.38%	2.029	2/27/2035	398,610
324,618	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.41%	2.059	2/27/2035	313,544
105,753	First Horizon Alternative Mortgage Securities Trust 2007-FA4		6.250	8/25/2037	78,902
150,000	Foursight Capital Automobile Receivables Trust 2020-1 (c)		4.620	6/15/2027	153,022
14,776	Freddie Mac Structured Pass-Through Certificates (a)	1 Month LIBOR + 0.13%	1.757	8/25/2031	14,723
29,509	Freddie Mac Structured Pass-Through Certificates (a)	12 Month TA + 1.40%	3.453	7/25/2044	30,684
65,475	Freddie Mac Structured Pass-Through Certificates (a)	12 Month TA + 1.20%	3.252	2/25/2045	65,227
200,000	GC FTPYME Pastor 4 FTA (a)	3 Month EURO + 2.40%	2.011	7/15/2045	100,879
160,550	GE Capital Mortgage Services, inc. 1999-HE1 Trust (b)		6.700	4/25/2029	170,874
81,931	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 (a)	1 Month LIBOR + 0.44%	2.321	12/25/2035	71,935
33,742	GMACM Mortgage Loan Trust 2005-AR3 (b)		4.294	6/19/2035	34,066
250,913	GSMPS Mortgage Loan Trust 2004-4 (c)		7.500	6/25/2034	277,979
51,669	GSMPS Mortgage Loan Trust 2005-RP2 (a,c)	1 Month LIBOR + 0.35%	1.977	3/25/2035	48,422
172,109	GSR Mortgage Loan Trust 2004-13F		4.250	11/25/2034	179,059
21,516	GSR Mortgage Loan Trust 2005-6F		5.250	7/25/2035	21,580
36,093	GSR Mortgage Loan Trust 2005-8F		6.000	11/25/2035	26,443
199,721	GSR Mortgage Loan Trust 2005-AR1 (b)		3.185	1/25/2035	201,126
6,809	GSR Mortgage Loan Trust 2005-AR3 (a)	1 Month LIBOR + 0.44%	2.067	5/25/2035	6,800
49,692	GSR Mortgage Loan Trust 2005-AR6 (b)		4.266	9/25/2035	50,902
500,000	Harvest Commercial Capital Loan Trust 2019-1 (b,c)		5.730	11/25/2031	531,271
85,000	HomeBanc Mortgage Trust 2005-3 (a)	1 Month LIBOR + 0.51%	2.137	7/25/2035	85,863
249,012	HSI Asset Loan Obligation Trust 2007-1		6.500	6/25/2037	145,036
162,300	Impac CMB Trust Series 2003-2F (d)		6.570	1/25/2033	166,509
67,987	Impac CMB Trust Series 2004-7 (a)	1 Month LIBOR + 1.80%	3.427	11/25/2034	69,362
375,633	Impac Secured Assets CMN Owner Trust		6.000	8/25/2033	391,718
69,804	IndyMac INDX Mortgage Loan Trust 2005-AR15 (b)		3.580	9/25/2035	65,826
279,162	JP Morgan Alternative Loan Trust (a)	1 Month LIBOR + 7.15%	5.523	12/25/2035	85,533
364,824	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9		5.337	5/15/2047	363,334
128,833	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 (a,c)	1 Month LIBOR + 3.75%	5.408	5/15/2028	127,389
69,713	JP Morgan Mortgage Trust 2005-A7 (b)		4.098	10/25/2035	72,343
37,663	JP Morgan Mortgage Trust 2006-A4 (b)		4.334	6/25/2036	33,728
41,418	MASTR Adjustable Rate Mortgages Trust 2003-1 (b)		3.935	12/25/2032	36,106
32,672	MASTR Adjustable Rate Mortgages Trust 2003-2 (b)		4.122	7/25/2033	33,270
51,321	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		3.627	12/25/2033	50,960
257,791	MASTR Alternative Loan Trust 2003-3 (b)		6.141	5/25/2033	251,846
73,542	MASTR Alternative Loan Trust 2003-7		6.500	12/25/2033	76,468
64,390	MASTR Alternative Loan Trust 2004-7		6.000	6/25/2034	68,146
74,907	MASTR Alternative Loan Trust 2007-1		0.000	10/25/2036	49,733
28,848	MASTR Asset Securitization Trust 2004-1		5.500	2/25/2034	29,235
42,615	Merrill Lynch Mortgage Investors Trust Series 2003-A6 (b)		4.036	9/25/2033	42,200
98,917	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-2 (b)		3.740	5/25/2036	99,367
54,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 (c)		3.071	2/15/2048	51,996
100,000	Morgan Stanley Capital I Trust 2015-MS1 (b,c)		4.031	5/15/2048	99,296
37,989	Morgan Stanley Dean Witter Capital I, inc. Trust 2003-HYB1 (b)		3.384	3/25/2033	38,360
65,630	Morgan Stanley Mortgage Loan Trust 2004-8AR (b)		4.007	10/25/2034	68,412
123,681	Morgan Stanley Mortgage Loan Trust 2005-10		6.000	12/25/2035	97,911
373,641	Morgan Stanley Mortgage Loan Trust 2006-1AR		0.650	2/25/2036	3,274
39,366	Morgan Stanley Mortgage Loan Trust 2006-8AR (b)		3.662	6/25/2036	38,592
342,126	MortgageIT Trust 2004-2 (a)	1 Month LIBOR + 3.23%	4.852	12/25/2034	351,456
142,591	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (d)		5.957	3/25/2047	150,553
233,409	Nomura Asset Acceptance Corp. NAA 2004-R1 A2 (c)		7.500	3/25/2034	242,824
13,338	Option One Mortgage Accep Corp Asset Back Certs Ser 2003-4 (a)	1 Month LIBOR + 2.48%	4.102	7/25/2033	14,111
58,175	Option One Mortgage Loan Trust 2002-3 (a)	1 Month LIBOR + 0.50%	2.127	8/25/2032	57,776
500,000	Peaks CLO 2 ltd. (a,c)	3 Month LIBOR + 3.60%	5.419	7/20/2031	500,000
46,671	PHEAA Student Loan Trust 2015-1 (a,c)	1 Month LIBOR + 0.60%	2.227	10/25/2041	46,429
19,993	PHH Mortgage Trust Series 2008-CIM1 (a)	1 Month LIBOR + 2.25%	3.905	5/25/2038	20,767
42,820	Provident Funding Mortgage Loan Trust 2004-1 (b)		4.396	4/25/2034	39,859
142,340	RALI Series 2005-QA12 Trust (b)		4.505	12/25/2035	91,700
689,790	RAMP Series 2004-RS2 Trust (d)		5.547	2/25/2034	728,048
69,217	RBSGC Mortgage Loan Trust 2007-B (b)		4.673	7/25/2035	64,831
287,863	RBSGC Structured Trust 2008-A (c)		5.500	11/25/2035	286,133
96,737	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	100,779
213,876	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	208,237
1,500,000	Ready Capital Mortgage Trust 2019-5 (b,c)		5.540	2/25/2052	1,604,533
500,000	ReadyCap Commercial Mortgage Trust 2019-6 (b,c)		4.931	10/25/2052	516,876
293,278	Renaissance Home Equity Loan Trust 2002-3 (a)	1 Month LIBOR + 2.55%	4.177	12/25/2032	294,164
332,817	Resecuritization Pass-Through Trust 2005-8R		6.000	10/25/2034	345,516
12,000	Residential Asset Securitization Trust 2002-A12		5.750	11/25/2032	12,206
49,388	Residential Asset Securitization Trust 2004-A3		5.250	6/25/2034	49,367
1	RFMSI Series 2003-S11 Trust		0.000	6/25/2055	—
597	RFMSI Series 2006-SA2 Trust (b)		5.266	8/25/2036	581
200,000	RMF Buyout Issuance Trust 2020-1 (b,c)		4.191	2/25/2030	202,889
14,084	Ryland Mortgage Securities Corp. (b)		0.000	4/29/2030	13,513
63,697	Saxon Asset Securities Trust 2001-2 (d)		7.170	3/25/2029	68,785
310,788	Saxon Asset Securities Trust 2003-3 (d)		4.651	12/25/2033	319,433

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 29, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 74.7% (Continued)
	ASSET BACKED SECURITIES - 58.1% (Continued)
$48,615	Seasoned Credit Risk Transfer Trust Series 2017-3		0.000	7/25/2056	$5,165
98,369	Security National Mortgage Loan Trust 2005-1 (b,c)		5.830	2/25/2035	102,881
688,007	Security National Mortgage Loan Trust 2005-2 (b,c)		6.213	2/25/2036	723,432
70,095	Sequoia Mortgage Trust 2004-10 (a)	1 Month LIBOR + 0.62%	2.267	11/20/2034	69,011
33,421	Sequoia Mortgage Trust 2004-8 (a)	1 Month LIBOR + 0.70%	2.347	9/20/2034	33,344
111,011	Sequoia Mortgage Trust 2005-2 (a)	1 Month LIBOR + 0.22%	1.867	3/20/2035	110,198
40,000	SLM Student Loan Trust 2012-7 (a)	1 Month LIBOR + 1.80%	3.427	9/25/2043	39,862
213,328	Southern Pacific Secured Asset Corp.		7.320	5/25/2027	217,856
500,000	Steele Creek Clo 2018-2 ltd. (a,c)	3 Month LIBOR + 3.40%	5.092	8/18/2031	484,350
49,099	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 (b)		3.685	7/25/2035	39,164
14,399	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 (a)	1 Month LIBOR + 0.38%	2.007	9/25/2036	13,541
53,214	Structured Asset Securities Corp. (a)	1 Month LIBOR + 0.78%	2.435	12/25/2033	47,418
107,129	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1		3.450	2/25/2032	104,925
701,562	Terwin Mortgage Trust 2004-1HE (a,c)	1 Month LIBOR + 2.48%	4.102	2/25/2034	649,116
956,327	Upgrade Pass-Thru Trust VII (c)		14.784	1/15/2025	819,778
2,694,000	Velocity Commercial Capital Loan Trust 2016-1 (b,c)		8.935	4/25/2046	2,877,926
633,209	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (b)		5.643	6/25/2033	655,421
80,330	WaMu Mortgage Pass-Through Certificates Series 2006-AR11 Trust (a)	COF 11 + 1.50%	2.536	9/2/2046	80,370
104,652	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 Trust (b)		3.668	3/25/2036	103,167
114,368	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust		5.750	2/25/2033	117,465
23,328	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2005-RA1 Trust (b,c)		3.941	1/25/2035	19,989
71,902	Waterfall Commercial Mortgage Trust 2015-SBC5 (b,c)		4.104	9/14/2022	73,960
500,000	West CLO 2014-2 ltd. (a,c)	3 Month LIBOR + 2.65%	4.493	1/16/2027	501,250
500,000	XCALI 2020-2 Mortgage Trust (a,c)	1 Month LIBOR + 2.00%	4.050	2/7/2023	500,902
1,000,000	Z Capital Credit Partners CLO 2018-1 ltd. (a,c)	3 Month LIBOR + 2.45%	4.293	1/16/2031	1,003,785
1,000,000	Z Capital Credit Partners CLO 2019-1 ltd. (a,c)	3 Month LIBOR + 5.25%	7.093	7/15/2031	1,012,120
500,000	Zais Clo 13 ltd. (a,c)	3 Month LIBOR + 4.52%	6.351	7/15/2032	495,600
	TOTAL ASSET BACKED SECURITIES				39,251,361

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 29, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 74.7% (Continued)
	BANKS - 16.6%
$500,000	Argentine Republic Government International Bond		7.1250	6/28/2117	$201,967
190,000	Bank of Nova Scotia (a)	(4(USISDA30-USISDA02)-3)	0.0000	6/27/2033	128,364
160,000	Citigroup Global Markets Holdings, inc. (a)	(50*(USISDA30-USISDA02))	10.0000	12/26/2028	159,600
615,000	Citigroup Global Markets Holdings, inc. (a)	(50*(USISDA30-USISDA02))	12.0000	11/21/2038	613,463
228,000	Citigroup, inc. (a)	(5*(USISDA30-USISDA02))	1.6950	7/30/2034	157,320
444,000	Credit Suisse AG (a)	(8*(USISDA30-USISDA02))	2.8560	2/27/2030	339,660
580,000	GS Finance Corp. (a)	(20*(USISDA30-USISDA02))	4.5600	11/30/2031	557,670
387,000	GS Finance Corp. (a)	(20*(USISDA30-USISDA02))	5.1600	4/28/2032	355,343
204,000	Jefferies Group LLC (a)	(9*(USISDA10-USISDA02))	8.0000	8/31/2037	169,320
1,057,000	Lloyds Bank PLC (a)	(5*(USISDA30-USISDA02))	2.2950	9/26/2033	734,615
115,000	Morgan Stanley (b,e)		8.0000	3/21/2027	120,750
299,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1400	8/30/2028	232,846
173,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1400	8/30/2028	134,724
1,000,000	Morgan Stanley (a)	(8*(USISDA30-USISDA05))	3.8960	9/27/2028	788,750
398,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.9450	10/15/2028	309,942
1,209,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	0.7050	4/30/2030	915,817
452,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	2.2700	5/29/2030	341,260
142,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	1.8240	7/31/2030	102,240
220,000	Morgan Stanley (a)	(8.5*(USISDA30-USISDA02))	3.1620	8/19/2030	159,775
216,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	1.8240	8/31/2030	159,840
151,000	Morgan Stanley (a)	(7*(USISDA30-USISDA02))	1.5960	10/30/2030	109,852
20,000	Morgan Stanley (b,e)		8.0000	3/31/2031	21,050
39,000	Morgan Stanley (b,e)		8.5000	5/31/2031	40,657
114,000	Morgan Stanley (b,e)		8.5000	7/29/2031	119,130
288,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	0.9120	2/28/2034	185,040
452,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1400	6/30/2034	290,410
120,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1400	9/30/2034	77,400
238,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.5700	10/8/2034	153,510
415,000	Morgan Stanley (a)	(7*(USISDA30-USISDA02))	1.8060	11/28/2034	274,938
379,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1350	11/28/2034	244,455
254,000	Morgan Stanley (a)	(4.5*(USISDA30-USISDA02))	1.0260	12/31/2034	163,195
125,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	1.8240	1/30/2035	83,750
607,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1400	1/30/2035	388,480
702,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.1500	2/27/2035	452,790
187,000	Morgan Stanley (a)	(6*(USISDA30-USISDA02))	0.4230	3/31/2035	123,888
225,000	Morgan Stanley (a)	(9*(USISDA30-USISDA02))	9.0000	4/30/2035	236,250
134,000	Morgan Stanley (a)	(9*(USISDA30-USISDA02))	8.0000	12/23/2035	139,360
132,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	2.2700	2/29/2036	93,060
70,000	Morgan Stanley & Co. LLC (a)	(5*(USISDA30-USISDA02))	1.1250	1/21/2026	59,500
54,000	Morgan Stanley Finance LLC (a)	(10*(USISDA30-USISDA02))	9.0000	6/30/2036	38,070
115,000	Morgan Stanley Finance LLC (a)	(15*(USISDA30-USISDA02))	3.4050	7/29/2036	90,850
755,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	8/31/2036	656,850
359,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	4.5400	11/29/2036	314,125
50,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	1/31/2037	43,938
10,000	Natixis US Medium-Term Note Program LLC (a)	(8*(USISDA30-USISDA02))	0.3360	11/30/2030	7,313
104,000	Natixis US Medium-Term Note Program LLC (a)	(7.5*(USISDA30-USISDA05-25b	0.3225	7/31/2034	71,760
65,000	Nomura America Finance LLC (a)	(4*(USISDA30-USISDA02))	0.9080	2/28/2034	45,364
					11,208,251

	TOTAL BONDS AND NOTES (Cost - $49,145,484)				50,459,612

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 29, 2020

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.9%
$47,008	Freddie Mac REMICS (a)	1 Month LIBOR + 6.39%	4.7315	11/15/2037	$6,550
53,149	Freddie Mac REMICS (a)	1 Month LIBOR + 6.18%	4.5215	2/15/2038	5,833
612,203	Freddie Mac Structured Pass-Through Certificates (a)	12 Month TA + 1.20%	3.2531	10/25/2044	613,512
200,968	Government National Mortgage Association (b)		0.9327	4/16/2053	5,426
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $627,825)				631,321

	SHORT-TERM INVESTMENTS - 25.5%
	U.S. TREASURY BILLS - 9.6%
2,500,000	United States Treasury Bill		1.5158	4/2/2020	2,497,008
2,000,000	United States Treasury Bill		1.4432	4/21/2020	1,995,594
2,000,000	United States Treasury Bill		1.4503	8/20/2020	1,989,229
					6,481,831
Shares
	MONEY MARKET FUND - 15.9%
10,715,968	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^				10,715,968
	TOTAL SHORT-TERM INVESTMENTS (Cost -$17,194,447)				17,197,799

	TOTAL INVESTMENTS - 101.1% (Cost - $66,967,756)				$68,288,732

	LIABILITIES LESS OTHER ASSETS - (1.1)%				(771,521)

	NET ASSETS - 100.0%				$67,517,211

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

(a)	Variable rate security; the rate shown represents the rate at February 29, 2020.

(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at February 29, 2020.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 29, 2020, these securities amounted to 22,273,106 or 33.0% of net assets.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of February 29, 2020.

(e)	The interest adjusts if the long term interest rates are lower than short term interest rates as measured by an a pair of interest indexes or if the underlying equity index falls below the index reference level.

COF - Cost of Funds

LIBOR - London Interbank offered rate

TA - Treasury Average Index

USISDA02 - 2 Year Swap

USISDA05 - 5 Year Swap

USISDA10 - 10 Year Swap

USISDA30 - 30 Year Swap

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
February 29, 2020

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha EHS Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,679	$—	$—	$12,679
Exchange Traded Funds	980,069	—	—	980,069
Exchange Traded Note	707	—	—	707
Open Ended Funds	508,166	—	—	508,166
Money Market Funds	70,794	—	—	70,794
Total Assets	$1,572,415	$—	$—	$1,572,415
Asset Derivatives
Forward Currency Contracts	$—	$1,357	$—	$1,357
Total Assets Derivatives	$—	$1,357	$—	$1,357
Liability Derivatives
Forward Currency Contracts	$—	$(217)	$—	$(217)
Total Liability Derivatives	$—	$(217)	$—	$(217)

James Alpha Event Driven Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,894,836	$—	$—	$2,894,836
Exchange Traded Note	1,350	—	—	1,350
Open Ended Funds	3,573,023	—	—	3,573,023
Money Market Funds	216,279	—	—	216,279
Total Assets	$6,685,488	$—	$—	$6,685,488
Asset Derivatives
Forward Currency Contracts	$—	$4,023	$—	$4,023
Total Assets Derivatives	$—	$4,023	$—	$4,023
Liability Derivatives
Forward Currency Contracts	$—	$(7,389)	$—	$(7,389)
Total Return Swaps	—	(79,325)	—	(79,325)
Total Liability Derivatives	$—	$(86,714)	$—	$(86,714)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 29, 2020

James Alpha Family Office Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,520,673	$—	$—	$6,520,673
Exchange Traded Note	81,320	—	—	81,320
Open Ended Funds	379,727	—	—	379,727
Money Market Funds	291,629	—	—	291,629
Total Assets	$7,273,349	$—	$—	$7,273,349

James Alpha Relative Value Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,482,684	$—	$—	$2,482,684
Open Ended Funds	3,597,180	—	—	3,597,180
Money Market Funds	187,268	—	—	187,268
Total Assets	$6,267,132	$—	$—	$6,267,132
Asset Derivatives
Forward Currency Contracts	$—	$343	$—	$343
Total Assets Derivatives	$—	$—	$—	$343
Liability Derivatives
Forward Currency Contracts	$—	$(850)	$—	$(850)
Total Return Swaps	—	(29,977)	—	$(29,977)
Total Liability Derivatives	$—	$(30,827)	$—	$(30,827)

James Alpha Total Hedge Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,061,621	$—	$—	$7,061,621
Exchange Traded Notes	9,884	—	—	9,884
Open Ended Funds	3,088,699	—	—	3,088,699
Money Market Funds	262,898	—	—	262,898
Total Assets	$10,423,102	$—	$—	$10,423,102
Asset Derivatives
Forward Currency Contracts	$—	$3,423	$—	$3,423
Total Return Swap	—	49,327	—	49,327
Total Assets Derivatives	$—	$52,750	$—	$52,750
Liability Derivatives
Forward Currency Contracts	$—	$(3,212)	$—	$(3,212)
Total Liability Derivatives	$—	$(3,212)	$—	$(3,212)

James Alpha Structured Credit Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$50,459,612	$—	$50,459,612
U.S. Government & Agency Obligations	—	631,321	—	631,321
Short-Term Investments	10,715,968	6,481,831	—	17,197,799
Total Assets	$10,715,968	$57,572,764	$—	$68,288,732

There were no level 3 securities held during the period.

*	Refer to the Schedule of Investments for industry classification.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 29, 2020

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 29, 2020, were as follows:

		Gross	Gross	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
James Alpha EHS	1,685,609	14,387	(126,441)	(112,054)
James Alpha Event Driven	6,918,429	51,880	(367,512)	(315,632)
James Alpha Family Office	7,401,893	114,251	(242,795)	(128,544)
James Alpha Relative Value	6,378,715	86,035	(228,102)	(142,067)
James Alpha Total Hedge	10,828,389	1,164,467	(1,520,216)	(355,749)
James Alpha Structured Credit	66,967,756	1,579,499	(258,523)	1,320,976

Underlying Investment in Other Investment Companies – The James Alpha Relative Value Portfolio currently invests a portion of its assets in James Alpha Structured Credit Value Portfolio. The Fund may redeem its investment from James Alpha Structured Credit Value Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the James Alpha Structured Credit Value Portfolio. The financial statements of the James Alpha Structured Credit Value Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 29, 2020 the percentage of the Fund’s net assets invested in the James Alpha Structured Credit Value Portfolio was 48.25%.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of February 29, 2020, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized Appreciation/ (Depreciation)
James Alpha EHS	Forward Contracts	Foreign Exchange	1,140
James Alpha Event Driven	Forward Contracts	Foreign Exchange	(3,366)
	Open return Swaps	Credit	(28,647)
	Open return Swaps	Equity	(50,678)
James Alpha Relative Value	Forward Contracts	Foreign Exchange	(507)
	Open return Swaps	Credit	(29,977)
	Open return Swaps	Equity	—
James Alpha Total Hedge	Total Return Swaps	Equity	49,327
	Forward Contracts	Foreign Exchange	211

The amounts of derivative instruments disclosed, on the Portfolio of Investments at February 29, 2020, is a reflection of the volume of derivative activity for each Fund. Affiliated Investments — Companies which are affiliates of the Portfolios at February 29, 2020, are noted in the Portfolio’s Schedule of Investments

							Change in
		Value at			Realized	Dividend	Unrealized	Value at
Portfolio	Affiliated Holding	11/30/19	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	2/29/20
James Alpha EHS	James Alpha Structured Credit Value Port	$562,357	$—	$(100,000)	$1,639	$18,760	$(6,936)	$457,060
James Alpha Event Driven	James Alpha Structured Credit Value Port	990,373	—	—	—	33,038	(8,481)	981,892
James Alpha Relative Value	James Alpha Structured Credit Value Port	3,481,099	—	(291,610)	9,730	116,125	(41,062)	3,158,157
James Alpha Total Hedge	James Alpha Structured Credit Value Port	2,871,268	—	(350,000)	9,113	95,782	(35,388)	2,494,993

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 4/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E Ventimiglia, President and Chief Executive Officer

Date 4/27/20

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 4/27/20